Prepayments and Advances to Suppliers, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepayments and Advances to Suppliers, Net (Textual)
Bad debt	$ 7,609,244	$ 386,563	$ 18,717